Revenue from Contracts with Customers - Receivables, Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 228	$ 208
Current contract assets	0	1
Non-current contract assets	0	0
Current contract liabilities (deferred revenues)	(24)	(12)
Non-current contract liabilities (deferred revenues)	$ (7)	$ (9)